Offerings	Jul. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2032
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 397,132,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,843.93
Offering Note	The maximum aggregate offering price of the 4.700% Notes due 2032 to which the prospectus relates is $397,132,000.00. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 492,765,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,050.85
Offering Note	The maximum aggregate offering price of the 5.150% Notes due 2036 to which the prospectus relates is $492,765,000.00. The prospectus is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.700% Notes due 2032
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.150% Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.